Warrants (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
IPO & Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Quantity	$ 7,875,000
Strike Price	11.50
Series A Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Quantity	3,187,500
Strike Price	4.80
Series B Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Quantity
Strike Price	$ 5.00